Annual Total Returns[BarChart] - ProShares Ultra FTSE China 50 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(37.99%)	37.75%	(7.37%)	19.57%	(30.12%)	(3.61%)	79.84%	(31.32%)	24.56%	7.43%